Supplement Dated February 5, 2009

to
Supplement Dated December 1, 2008

to
Prospectus Dated May 1, 2008

For
ProtectiveRewards II Variable Annuity Contracts

And

ProtectiveAccess XL Variable Annuity Contracts

Issued by

Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

SecurePay Investment Restrictions

The American Asset Allocation Sub-Account is not available under your contract and therefore is not part of the Category 2 SecurePay Investment Restrictions.